Investments - Schedule of Changes in Net Assets of Master Trust (Details) - EBP 3.0	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Total investment income	$ 236,841,063
Net increase	61,580,097
Net assets available for benefits:
Beginning of year	1,476,761,632
End of year	1,538,341,729
Master Trust Balances
Investment income:
Net appreciation in fair value of investments	3,866,836,582
Interest and dividends	209,217,420
Total investment income	4,076,054,002
Net transfers	(989,205,944)
Net increase	3,086,848,058
Net assets available for benefits:
Beginning of year	23,403,467,448
End of year	$ 26,490,315,506